Document and Entity Information	Oct. 20, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 20, 2015
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Oct. 20, 2015
Document Effective Date	Oct. 20, 2015
Prospectus Date	Jun. 03, 2015
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Prospectus:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX